OTHER LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subordinated debts recognized in "Eligible Debt Capital Instruments"	R$ 977,027	R$ 942,039
Amount of leases	3,329,764	2,760,546
Maturity of the leases	828,633	1,575,473
Expenses of depreciation	725,690	839,177
Interest and similar expenses	462,399	476,215
Foreign exchange variation	15,057	67,291
Short-term contracts	R$ 1,440	R$ 1,695